SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

8.SHARE-BASED COMPENSATION

Stock Options

As of March 31, 2022, there were 112,206 and 217,414 shares of common stock available for future grants under the Company’s 2013 Stock Incentive Plan and 2021 Plan (defined below) (collectively, the “Plans”), respectively.

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model during the three months ended March 31:

	2022	2021
Assumptions:
Risk-free interest rate	—	0.47% – 0.64%
Expected term (in years)	—	5.81 – 5.85
Expected volatility	—	49.88% –49.98%
Expected dividend yield	—	—

A summary of stock option activity under the Plans is as follows:

			Weighted
			Average
		Weighted	Remaining
	Options	Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2021	255,147	$2.32	7.75	$1,550,409
Granted	—	—	—	—
Exercised	(77,679)	1.04	—	336,632
Cancelled/forfeited	(1,326)	1.00	—
Balance at March 31, 2022	176,142	$1.18	8.01	$500,420

Options exercisable at March 31, 2022	135,786	$1.25	7.09	$559,850

The aggregate intrinsic value in the table above represents the difference between the Company's stock price as of the balance sheet date and the exercise price of each in-the-money option on the last day of the period. The total intrinsic value of stock options exercised was approximately $336,632 during the three months ended March 31, 2022. There were no options exercised during the three months ended March 31, 2021.

The weighted average grant date fair value of stock options issued in the three months ended March 31, 2022 and 2021 was $0 and $1.77, respectively. The Company recorded stock options compensation expense as follows for the three months ended March 31:

	2022	2021
Operating expenses:
General and administrative	$26,337	$9,104
Sales and marketing	1,075	1,950
Fulfillment	825	1,469
Supply development	306	288
Technology	1,012	9,225
Total stock options expense	$29,555	$22,036

A total of $212,195 of unamortized compensation expense at March 31, 2022 will be recognized over the remaining requisite service period of 2.1 years. During the three months ended March 31, 2022, the Company received proceeds of $75,277 from the exercise of stock options.

2021 Stock Incentive Plan

On June 16, 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan was adopted to enhance the Company’s ability to attract, retain and motivate employees, officers, directors, consultants and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan authorizes options, restricted stock, RSUs and other stock-based awards. The Company's board of directors, or any committee to which the board of directors delegates such authority, has the sole discretion in administering, interpreting, amending or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 608,000 shares of the Company's common stock, and the 2021 Plan was made effective with the completion of the IPO. During the three months ended March 31, 2022, 11,000 equity awards were issued under the 2021 Plan.

Restricted Stock Units

Total recognition of RSUs expense to employees was as follows for the three months ended March 31:

2022
Operating expenses:
General and administrative	$7,932
Sales and marketing	14,167
Fulfillment	13,631
Supply development	7,196
Technology	13,400
Total RSU expense	$56,326

These RSUs are subject to one-year cliff vesting, with 25% of the RSUs vesting on the first anniversary of issuance. The remaining RSUs vest quarterly over a three-year period. As of March 31, 2022, unrecognized stock-based compensation expense related to the unvested employee RSUs was $835,347, which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.40 years. During the three months ended March 31, 2021, there were no RSUs issued.

During July 2021, the Company granted 189,396 RSUs to members of the executive team. Stock compensation expense of $78,955 was recorded in general and administrative expense for the three months ended March 31, 2022. These RSUs are subject to a four-year vesting period, with 20% of the RSUs vesting immediately upon issuance. The remaining RSUs vest annually over a four-year period. As of March 31, 2022, unrecognized stock-based compensation expense related to the unvested RSUs was $727,261 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.23 years.

During July 2021, the Company granted 12,500 RSUs to its directors. Stock compensation expense of $19,356 was recorded in general and administrative expense for the three months ended March 31, 2022. These RSUs vest quarterly over a one-year period. As of March 31, 2022, unrecognized stock-based compensation expense related to these unvested RSUs was $26,023 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 0.25 years.

		Weighted
	RSUs	Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2021	285,542	$6.77
Granted	11,000	4.06
Vested	(3,125)	6.28
Forfeited	(2,250)	1.27
Unvested Balance at March 31, 2022	291,167	$6.68

Performance Stock Units

During July 2021, the Company issued 47,349 performance stock units (“PSUs”) to four members of the executive team pursuant to each executive's employment agreement executed in connection with the IPO. The PSUs are subject to certain performance obligations relating to certain revenue and cost of revenue metrics to be determined at the beginning of each fiscal year within the four year vesting period. In year one of the four-year vesting period, the Company was not able to predict the likelihood of achieving the targets pursuant to the metrics in each of the executives' employment agreements, and therefore no stock compensation expense was recognized for the three months ended March 31, 2022.

10.SHARE-BASED COMPENSATION

Stock Options

As of December 31, 2021, there were 105,845 and 226,164 shares of common stock available for future grants under the Company's 2013 Stock Incentive Plan and 2021 Stock Incentive Plan, respectively.

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model during the years ended December 31:

	2021	2020
Assumptions:
Risk-free interest rate	0.47% – 0.66%	0.30% – 1.41%
Expected term (in years)	5.81 – 5.89	5.32 – 6.14
Expected volatility	49.83% –49.98%	43.11% – 50.14%
Expected dividend yield	—%	—%

A summary of stock option activity under the 2013 Stock Incentive Plan and 2021 Stock Incentive Plans is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at January 1, 2019	224,884	$1.08	8.78	$—
Granted	43,259	1.00	—	—
Exercised	—	1.00	—	—
Cancelled/forfeited	(16,296)	4.20	—	—
Balance at December 31, 2020	251,847	$1.00	8.06	$89,100
Granted	70,164	5.74	9.34	432,520
Exercised	(55,694)	1.00	—	379,276
Cancelled/forfeited	(11,170)	1.00	—	—
Balance at December 31, 2021	255,147	$2.32	7.75	$1,550,409

Options exercisable at December 31, 2021	179,711	$1.12	7.04	$1,219,964

The aggregate intrinsic value in the table above represents the difference between the Company's stock price as of the balance sheet date and the exercise price of each in-the-money option on the last day of the period. The total intrinsic value of stock options exercised was approximately $379,276 and $0 and during the year ended December 31, 2021 and 2020, respectively.

The weighted-average grant date fair value of stock options issued in the years ended December 31, 2021 and 2020 was $3.94 and $0.55, respectively. The Company recorded compensation expense as follows for years ended December 31, 2021 and 2020:

	2021	2020
Operating expenses:
General and administrative	$257,005	$38,367
Sales and marketing	55,035	8,216
Fulfillment	41,482	6,193
Supply development	8,138	1,215
Technology	260,404	38,875
Total	$622,064	$92,866

A total of $432,520 of unamortized compensation expense at December 31, 2021, will be recognized over the remaining requisite service period of 2.4 years. During 2021 and 2020, the Company received proceeds of $58,648 and $0 from the exercise of stock options, respectively.

2021 Stock Incentive Plan

On June 16, 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan (“the 2021 Plan”). The 2021 Plan was adopted to enhance our ability to attract, retain and motivate employees, officers, directors, consultants and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan authorizes options, restricted stock, restricted stock units and other stock-based awards. The Company's Board of Directors, or any committee to which the Board of Directors delegates such authority, has the sole discretion in administering, interpreting, amending or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 608,000 shares of the Company's common stock, and the 2021 Plan was made effective with the completion of the IPO. During the year ended December 31, 2021, 381,836 equity awards were issued from the 2021 Plan.

Restricted Stock Units

During the year ended December 31, 2021, the Company granted 127,350 restricted stock units to employees, resulting in recognition of the following expense :

2021
Operating expenses:
General and administrative	$6,453
Fulfillment	21,824
Sales and marketing	25,686
Supply development	13,304
Technology	18,290
Total	$85,557

These restricted stock units are subject to one-year cliff vesting, with 25% of the restricted stock units vesting on the first anniversary of issuance. The remaining restricted stock units vest quarterly over a three-year period. As of December 31, 2021, unrecognized stock-based compensation expense related to the unvested employee restricted stock units was $845,933 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.52 years.

During July 2021, the Company granted 189,396 restricted stock units to members of the executive team, resulting in expense of $394,555 recorded in general and administrative expense and technology. These restricted stock units are subject to a four year vesting period, with 20% of the units vesting immediately upon issuance. The remaining restricted stock units vest annually over a four-year period. As of December 31, 2021, unrecognized stock-based compensation expense related to the unvested restricted stock units was $806,216 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 3.47 years.

During July 2021, the Company granted 12,500 restricted stock units to board directors, resulting in expense of $33,121 recorded in general and administrative expense and technology. These restricted stock units vest quarterly over a one-year period. As of December 31, 2021, unrecognized stock-based compensation expense related to these unvested restricted stock units was $45,379 which the Company expects to recognize on a straight-line basis over a weighted average period of approximately 0.50 years.

During the year ended December 31, 2020, no restricted stock units were granted by the Company, nor were there any outstanding.

	Options	Weighted Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2020	—	$—
Granted	329,246	6.71
Vested	(44,129)	6.33
Forfeited	(2,700)	6.34
Unvested Balance at December 31, 2021	282,417	$6.78

Performance Stock Units

During July 2021, the Company issued 47,349 performance stock units to four members of the executive team pursuant to each executive's employment agreement executed in connection with the IPO. The performance stock units are subject to certain performance conditions relating to certain revenue and cost of revenue metrics to be determined at the beginning of each fiscal year within the four year vesting period. In year one of the four-year vesting period, the Company was not able to predict the likelihood of achieving the targets pursuant to the metrics in each of the executives' employment agreements, and therefore no stock compensation expense was recognized for the year ended December 31, 2021.